Fair value of financial instruments (Narrative) (Details) - GBP (£)		6 Months Ended
	Apr. 01, 2018	Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017	Jan. 01, 2018 [3]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortised cost		£ 134,820,000,000	[1]	£ 324,590,000,000	[2]		£ 317,744,000,000
Liabilities included in disposal groups classified as held for sale		1,762,000,000	[1],[4]	0	[2],[4]		£ 0
non-financial assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities included in disposal groups classified as held for sale		(100,000,000)
Liabilities [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities included in disposal groups classified as held for sale		£ (100,000,000)
Recurring fair value measurement [member] | Commodity derivatives [member] | Derivative financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period				950,000,000
Recurring fair value measurement [member] | Derivative financial assets [Member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period				1,023,000,000
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement		Structured and brokered certificates of deposit issued by Barclays Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement		The carrying value of these issued certificates of deposit that are designated under the IAS 39 fair value option includes this third party credit enhancement.
Significant unobservable inputs (Level 3) [member] | Brokered certificates of deposit [Member]
Disclosure of detailed information about financial instruments [line items]
Deposits		£ 3,862,000,000		4,070,000,000
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Financial assets at fair value through income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sales, fair value measurement, assets		6,436,000,000	[5]			£ 1,371,000,000
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		397,000,000		391,000,000
Exit price adjustments derived from market bid-offer spreads [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		(11,000,000)
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		38,000,000		45,000,000
Uncollateralised derivative funding [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		7,000,000
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		123,000,000		103,000,000
Derivative credit valuation adjustments [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		(19,000,000)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments		(184,000,000)		(131,000,000)
Derivative debit valuation adjustments [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives		(53,000,000)
Max [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)		623,000,000				763,000,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)		(765,000,000)				(984,000,000)
Goverment bonds [member] | Held-to-maturity [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortised cost				5,100,000,000
Goverment bonds [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period				3,807,000,000
Non-asset-backed loans [member] | Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Financial assets at fair value through income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sales, fair value measurement, assets		4,432,000,000	[5]			£ 0
Non-asset-backed loans [member] | Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | UK Banking Businesses [member] | Barclays Bank UK Plc [Member] | Financial assets at fair value through income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sales, fair value measurement, assets	£ 4,400,000,000
Financial instruments at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		31,000,000		253,000,000
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		1,000,000		119,000,000
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		(222,000,000)
Financial instruments at amortised cost, category [member] | Amoritisation and releases [Member]
Disclosure of detailed information about financial instruments [line items]
Other decreases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		(1,000,000)		(22,000,000)
Financial instruments at amortised cost, category [member] | UK Banking Businesses [member] | Barclays Bank UK Plc [Member]
Disclosure of detailed information about financial instruments [line items]
Other decreases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		(222,000,000)		0
Financial instruments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		124,000,000		109,000,000
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		44,000,000		34,000,000
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		25,000,000
Financial instruments at fair value [member] | Amoritisation and releases [Member]
Disclosure of detailed information about financial instruments [line items]
Other decreases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		(14,000,000)		(104,000,000)
Financial instruments at fair value [member] | UK Banking Businesses [member] | Barclays Bank UK Plc [Member]
Disclosure of detailed information about financial instruments [line items]
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss		£ (15,000,000)
Other decreases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss				£ 0

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[3]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[4]	For notes to the Financial Statements see pages 17 to 56
[5]	On 1 April 2018, £4.4bn of non-asset backed loans were transferred as part of the disposal of the UK banking business .